Loans - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Sales Type and Direct financing Leases Lease Receivable Fiscal Year Maturity [Abstract]
2022	$ 106,927
2023	123,654
2024	181,405
2025	216,577
2026	369,592
2027 and thereafter	192,390
Total	$ 1,190,545